CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	June 30,	December 31,
	2021	2020
	Unaudited
Denominated in U.S. dollars	4,794	3,920
Denominated in NIS	3,406	166
Denominated in Euro	969	649

	9,169	4,735